Schedule of other income (Details) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Component of Operating Income [Abstract]
Net realized gain on foreign exchange				$ 1,004
Interest income (a)	[1]			15,433	7,412
Gain on disposal of property, plant and equipment					1,443
Others				1,513	1,683
Other income		$ 14,833	$ 11,392	$ 17,950	$ 10,538

[1]	Interest income